Supplemental Disclosures to Consolidated Statements of Cash Flows - Summary of Supplemental cash flow information and schedules of noncash investing and financing activities (Detail) - USD ($)
$ in Millions
	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Supplemental Cash Flow Information [Abstract]
Cash paid for interest	$ 37.4	$ 39.2	$ 39.2
Cash paid for income taxes	19.3	10.6	11.3
Non-Cash Investing and Financing Activities:
Property, plant, and equipment purchases in accounts payable	3.2	2.0	2.7
Acquisition purchases in accrued expense and other liabilities	2.1	2.8	0.0
Accounts payable converted to note payable to third parties	$ 0.0	$ 0.0	$ 0.2